Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to non-PEO Named Executive Officers (1)	Total Shareholder Return	Net Income
2024	$4,924,536	$4,924,536	$2,724,178	$2,724,178	$508.66	$55,404,000
2023	$4,605,562	$4,605,562	$2,389,752	$2,389,752	$246.35	$28,103,000
2022	$4,467,237	$4,467,237	$2,266,112	$2,266,112	$201.23	$48,664,000

(1)

Because our named executive officers have not received any equity awards, or held any unvested equity awards, in each of the years presented in the table, total Compensation is equal to Compensation actually paid, therefore, no reconciliation is presented.

(2)	The Non-PEO Named Executive Officers for each year shown include Ms. Cummings as she was the only executive officer other than our Chief Executive Officer for each year shown.

PEO Total Compensation Amount	$ 4,924,536	$ 4,605,562	$ 4,467,237
PEO Actually Paid Compensation Amount	4,924,536	4,605,562	4,467,237
Non-PEO NEO Average Total Compensation Amount	2,724,178	2,389,752	2,266,112
Non-PEO NEO Average Compensation Actually Paid Amount	2,724,178	2,389,752	2,266,112
Total Shareholder Return Amount	508.66	246.35	201.23
Net Income (Loss)	$ 55,404,000	$ 28,103,000	$ 48,664,000